Prepaid expenses and other assets (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [line items]
Prepaid vessel operating expenses - third parties	$ 2,028	$ 1,757
Prepaid insurance	1,762	574
Prepaid interest	0	4,035
Other prepaid expenses	2,125	2,089
Current prepayments and other current assets	10,450	12,430
Scorpio Ship Management S.A.M. (SSM) | Other related parties
Disclosure of transactions between related parties [line items]
SSM - prepaid vessel operating expense	$ 4,535	$ 3,975